UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549
FORM 13F
FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: December 31, 2012
Check here if Amendment [  ]; Amendment Number:

This Amendment (Check only one.):
[  ] is a restatement.

[  ] adds new holdings entries.
Institutional Investment Manager Filing this Report:

Name:
CWC Advisors, LLC.
Address:
5800 SW Meadows Rd

Suite 230

Lake Oswego, OR 97035
13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission. Person Signing this Report on Behalf of Reporting Manager:
Name:
Gary R. Woolworth

Title:
President

Phone:
503-968-0950

Signature,
Place,
and Date of Signing:
Gary R. Woolworth
Lake Oswego, OR
February 01, 2013
Report Type (Check only one.):


[ X]        13F HOLDINGS REPORT.

[  ]        13F NOTICE.

[  ]        13F COMBINATION REPORT.
List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:
0
Form 13F Information Table Entry Total:
90
Form 13F Information Table Value Total:
$78,060


List of Other Included Managers:





No.  13F File Number
Name

Form 13F Information Table

			                                Value	Shares/	Sh/	Put/	Invstmt	 Other 	Voting Authority
Name of Issuer	           Title of Class    CUSIP    (x$1000)	PRN AMT	PRN	Call	Discretn Managers Sole Shared None

Accenture LTD.                 COM	G1150G111       401	6033	SH	     SOLE	       6033
Affiliated Managers Group      COM	008252108	2031	15606	SH	     SOLE	       3442	  12164
Aflac Inc 	               COM	001055102	388	7300	SH	     SOLE	       7300
Allete Inc.                    COM	018522300	1213	29605	SH	     SOLE	       6534	  23071
American Eagle Outfitters Inc. COM	02553E106      	1778	86683	SH	     SOLE	      19057	  67626
Ameritrade Holdings Corp       COM	03074K100       314	18653	SH	     SOLE	      18653
AMN Healthcare Services Inc.   COM	001744101	1701	147257	SH	     SOLE	      32420	 114837
Annaly Capital Management Inc. COM	035710409	242	17267	SH	     SOLE	      17267
Apache Corporation             COM	037411105	275	3498	SH	     SOLE	       3498
Arbitron Inc.                  COM	03875Q108       1215	26019	SH	     SOLE	       5703	  20316
BMC Software Inc               COM	055921100	365	9210	SH	     SOLE	       9210
Body Central Corp              COM	09689U102       1388	139077	SH	     SOLE	      30937	 108140
C&J Energy Services            COM	12467B304       1585	73927	SH	     SOLE	      16269	  57658
Cal - Maine Foods Inc          COM	128030202	1552	38578	SH	     SOLE	       8924	  29654
Capitol Federal Financial Inc. COM	14057J101       1157	98954	SH	     SOLE	      21797	  77157
Capstead Mortgage Corporation  COM	14067E506       1326	115564	SH	     SOLE	      26937	  88627
CareFusion Corporation         COM	14170T101       343	11994	SH	     SOLE	      11994
Celgene Corp                   COM	151020104	191	2433	SH	     SOLE	       2433
Chubb Corp                     COM	171232101	418	5546	SH	     SOLE	       5546
Cisco Systems                  COM	17275R102       466	23735	SH	     SOLE	      23735
Clorox Company                 COM	189054109	333	4548	SH	     SOLE	       4548
CME Group Inc                  COM	12572Q105       318	6273	SH	     SOLE	       6273
Commercial Metals Company      COM	201723103	338	23447	SH	     SOLE	      23447
Conocophillips                 COM	20825C104       214	3688	SH	     SOLE	       3688
Covance Inc                    COM	222816100	1818	31476	SH	     SOLE	       6963	  24513
Diamond Offshore Drilling Inc. COM	25271C102       459	6751	SH	     SOLE	       6751
Dynamic Materials ORD          COM	267888105	1211	87123	SH	     SOLE	      19200	  67923
EarthLink, Inc                 COM	270321102	1283	198624	SH	     SOLE	      43761	 154863
ENBRIDGE ENERGY PARTNERS LP    COM	29250R106       142	5097	SH	     SOLE	       5097
Endo Health Solutions Inc      COM	29264F205       882	33614	SH	     SOLE	       7432	  26182
Enterprise Product Partners    COM	293792107	190	3787	SH	     SOLE	       3787
Exelon Corp                    COM	30161N101       153	5159	SH	     SOLE	       5159
Flir Systems Inc.              COM	302445101	1176	52718	SH	     SOLE	      11695	  41023
GameStop Corporation           COM	36467W109       1600	63787	SH	     SOLE	      14086	  49701
GFI Group Inc.                 COM	361652209	1095	337951	SH	     SOLE	      74411	 263540
Goldman Sach Group Inc.        COM	38141G104       341	2677	SH	     SOLE	       2677
Gulfport Energy Corporation    COM	402635304	1650	43168	SH	     SOLE	       9505	  33663
Harris Corp                    COM	413675105	432	8828	SH	     SOLE	       8828
Helix Energy Solution Gp       COM	42330P107       1452	70329	SH	     SOLE	      15518	  54811
Illinois Tool Works Inc.       COM	452308109	401	6600	SH	     SOLE	       6600
Intel                          COM	458140100	357	17308	SH	     SOLE	      17308
Intrepid Potash Inc Com        COM	46121Y102       891	41841	SH	     SOLE	       9177	  32664
Intuit Inc.                    COM	461202103	359	6041	SH	     SOLE	       6041
Ishares  R2000 Value           COM	464287630	374	4951	SH	     SOLE	       4951
Ishares R1000 Growth           COM	464287614	479	7317	SH	     SOLE	       7317
Ishares R1000 Value            COM	464287598	220	3018	SH	     SOLE	       3018
Ishares R2000 Growth           COM	464287648	381	3995	SH	     SOLE	       3995
Ishares Tr S&P 500  Index Fd   COM	464287200	118	823	SH	     SOLE	        823
Jones Lang LaSalle Inc.        COM	48020Q107       1404	16722	SH	     SOLE	       3709	  13013
Kirkland's Inc.                COM	497498105	1418	133885	SH	     SOLE	      27380	 106505
Kohl's Corp                    COM	500255104	397	9239	SH	     SOLE	       9239
Kraton Performance Polymers, I COM	50077C106       1656	68912	SH	     SOLE	      15206	  53706
Kulicke & Soffa Industries Inc COM	501242101	1713	142873	SH	     SOLE	      31284	 111589
Logitech International SA      COM	H50430232       1404	186143	SH	     SOLE	      40377	 145766
LTX Credence Corp              COM	502403207	1932	294477	SH	     SOLE	      67479	 226998
Marsh & Mclennan Companies Inc COM	571748102	360	10443	SH	     SOLE	      10443
Mattel Inc.                    COM	577081102	363	9901	SH	     SOLE	       9901
Medtronic Inc                  COM	585055106	411	10018	SH	     SOLE	      10018
Microsoft                      COM	594918104	124	4656	SH	     SOLE	       4656
Montpelier Re Holdings LTD     COM	G62185106       2122	92811	SH	     SOLE	      20425	  72386
Nike Inc Class B               COM	654106103	435	8426	SH	     SOLE	       8426
Nordic American Tankers Ltd.   COM	G65773106       820	93742	SH	     SOLE	      20670	  73072
Occidental Petroleum Corp      COM	674599105	203	2655	SH	     SOLE	       2665
OmniVision Technologies        COM	682128103	1643	116716	SH	     SOLE	      25647	  91069
Oplink Communications, Inc.    COM	68375Q403       1133	72714	SH	     SOLE	      15808	  56906
Orbital Sciences Corporation   COM	685564106	1270	92225	SH	     SOLE	      20325	  71900
Questcor Pharmaceuticals Inc C COM	74835Y101       980	36664	SH	     SOLE	       8089	  28575
Rigel Pharmaceuticals Inc.     COM	766559603	1244	191333	SH	     SOLE	      42127	 149206
S&P 500 Dep Receipt            COM	78462F103       174	1223	SH	     SOLE	       1223
Skechers USA Inc.              COM	830566105	1643	88833	SH	     SOLE	      19147       69686
Stryker Corp                   COM	863667101	385	7020	SH	     SOLE	       7020
Symantec Corp                  COM	871503108	377	20024	SH	     SOLE	      20024
Synaptics Inc.                 COM	87157D109      	1519	50689	SH	     SOLE	      11125	  39564
Synchronoss Technologies Inc.  COM	87157B103       328	15530	SH	     SOLE	       1033	  14497
Sysco Corporation              COM	871829107	336	10599	SH	     SOLE	      10599
Taser Intl Inc                 COM	87651B104       2526	282530	SH	     SOLE	      64199	 218331
TeleTech Holdings Inc.         COM	879939106	1166	65479	SH	     SOLE	      14321	  51158
Texas Instruments              COM	882508104	296	9594	SH	     SOLE	       9594
Thompson Creek Metals Company  COM	884768102	2614	629929	SH	     SOLE	     138575      491354
Tutor Perini Corp              COM	901109108	1712	124952	SH	     SOLE	      27457	  97495
Umpqua Holdings Corp           COM	904214103	1494	126709	SH	     SOLE	      28065	  98644
United Therapeutics Corp       COM	91307C102      	1218	22801	SH	     SOLE	       5048	  17753
Unitedhealth Group             COM	91324P102       324	5972	SH	     SOLE	       5972
Vanguard Emerging Markets VIPE COM	922042658	347	7793	SH	     SOLE	       7793
Vanguard Pacific VIPERs        COM	922042866	259	4848	SH	     SOLE	       4848
Varian Medical Systems Inc.    COM	92220P105       470	6693	SH	     SOLE	       6693
ViroPharma Inc.                COM	928241108	1228	53967	SH	     SOLE	      11729	  42238
Volterra Semiconductor Corp    COM	928708106	1131	65850	SH	     SOLE	      14884	  50966
Walgreen Company               COM	931422109	234	6314	SH	     SOLE	       6314
Windstream Corp                COM	97381W104       237	28605	SH	     SOLE	      28605